Related Parties (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 10, 2021	Jan. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2022
Related Parties [Line Items]
Annual salary	$ 240,000
Increase amount	360,000
Debt financing	$ 5,000,000
Earned amount				$ 240,000	$ 240,000
Owned amount			$ 0	80,000
Short-term loan						$ 300,000
Shareholder repaid		$ 250,000			$ 50,000
Loan balance			0	0
Interest fee			2,460
Related party payable			31,000	135,000
CEO [Member]
Related Parties [Line Items]
Related party payable			$ 31,000	$ 24,000